Related parties (Details Textual) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Loans and receivables					$ 49
Key management personnel compensation	$ 4,426,000	$ 4,140,000	$ 3,870,000
Virtual Meetings Attendance Fee Percentage	50.00%
Cancellation of fees	$ 1,877	1,253
Payment Of Key Management Personnel Compensation	20,669	13,901
Provisions for employee benefits	$ 8,332,294	5,875,578
Ownership Interest Held By Government	88.49%
Description of any retirement benefit plan termination terms	five-year term (2016 - 2021)
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Provisions for employee benefits	$ 5,401	$ 4,674
Offshore International Group [member]
Disclosure of transactions between related parties [line items]
Loans and receivables						$ 57
Loans And Receivable Interest Rate		4.99%				4.99%
Equion Energy Limited [Member]
Disclosure of transactions between related parties [line items]
Loans and receivables				$ 77
Loans And Receivable Interest Rate				1.44%